Segment Information - Reconciliation of Attributable Segment Total Earnings (Loss) from Operations, Associates and Joint Venture (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Exploration, evaluation and project costs	$ (86)	$ (62)
Impairment of mining interests, net	(4,727)	(244)
Corporate administration	(131)	(158)
Restructuring costs		(4)
(Loss) earnings from operations, associates and joint venture	(4,606)	265
Gain on disposition of mining interest, net of transaction costs		42
Finance costs	(145)	(133)
Other (expense) income, net	(10)	19
(Loss) earnings before taxes	(4,761)	193
Operating Mines [member] | Material reconciling items [member]
Disclosure of operating segments [line items]
Adjustment to account for Pueblo Viejo, NuevaUnión and Alumbrera on an equity method basis	(165)	(163)
Exploration, evaluation and project costs	(86)	(62)
Impairment of mining interests, net	(4,727)	(244)
Corporate administration	(131)	(158)
Restructuring costs		(4)
(Loss) earnings from operations, associates and joint venture	(4,606)	265
Gain on disposition of mining interest, net of transaction costs		42
Finance costs	(145)	(133)
Other (expense) income, net	(10)	19
(Loss) earnings before taxes	(4,761)	193
Attributable segments [member] | Operating Mines [member] | Material reconciling items [member]
Disclosure of operating segments [line items]
(Loss) earnings from operations, associates and joint venture	$ 503	$ 896